OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Non-current) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other liabilities [Abstract]
Post-employment benefits	$ 405,018	$ 390,942
Other employee benefits	84,028	74,787
Asset retirement obligation	38,104	32,098
Other	11,064	9,059
Other liabilities – Non-current	$ 538,214	$ 506,886